Goodwill - Changes from Acquisitions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill
Goodwill recorded from acquisition	$ 851,956
Cayan
Goodwill
Goodwill recorded from acquisition	800
iMobile3
Goodwill
Goodwill recorded from acquisition	5,300
Merchant Solutions
Goodwill
Goodwill recorded from acquisition	$ 851,956